R&D expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Research And Development Expenses [Line Items]
R&D Expenses	$ 22,800	$ 21,800	$ 21,200
R&D Tax Credit	(5,500)	(5,800)	(6,500)
Grants	0	0	(100)
Total	$ 17,298	$ 15,966	$ 14,558